Trade and other payables: amounts falling due after more than one year - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Liabilities in respect of put option agreements with vendors	£ 66	£ 90
Level 3
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Liabilities in respect of put option agreements with vendors	£ 68	£ 82